Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (231,750)	$ 71,215	$ (338,931)	$ (142,446)	$ (519,642)	$ (130,274)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized holding loss on marketable securities	18,538		68,391
Loss from equity investment		26,085		98,140	124,225	30,155
Gain on deemed disposal of shares in Investee Company		(16,509)			(16,509)
Impairment in cost of investment					366,834
Deferred tax expenses						5,334
Changes in operating assets and liabilities:
Accounts receivable - related party	285	(186,536)	(85,602)		(433,338)
Amount due from a related party		(2,200)			(2,210)
Prepayments and deposits	(34,593)	(100,029)	229,638	(245,128)	(233,394)	(264,941)
Accounts payable	(2,803)	1,323	2,778
Accounts payable - related party			(35,086)		35,145
Customer deposits		(140,322)		217,743
Income taxes payable		(12,299)		6,965
Other payables and accrued liabilities	19,892	952	44,867	(11,865)	11,825	11,749
Net cash used in operating activities	(230,431)	(358,320)	(113,945)	(76,591)	(667,064)	(347,977)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of non-marketable securities to a related party	70,173
Investment in Investee Company						(862,490)
Investment in marketable securities				(1,000)	(1,000)	(500,000)
Investment in non-marketable securities					(1,500)
Net cash provided by investing activities	70,173			(1,000)	(2,500)	(1,362,490)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in share capital						493
Proceeds from sale of common stock						2,925,207
Amount due to a related party				(745)		745
Amount due to a director					(5,318)	3,822
Net cash (used in) provided by financing activities				(745)	(5,318)	2,930,267
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	4,008	(3,197)	815	(2)	1,214	(1,293)
DECREASE IN CASH AND CASH EQUIVALENTS	(156,250)	(361,517)	(113,130)	(78,338)	(673,668)	1,218,507
CASH AND CASH EQUIVALENTS, beginning of balance	2,744,457	3,452,917	2,857,587	3,531,255	3,531,255	2,312,748
CASH AND CASH EQUIVALENTS, end of balance	2,588,207	3,091,400	2,744,457	3,452,917	2,857,587	3,531,255
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Amount transferred from investment in investee company to investment in non-marketable securities		724,619			$ 724,619
Sale of the non-marketable securities to a director in exchange for a loan receivable	$ 730,637